[FRONT COVER]

                                                   [PIONEER Investments(R) LOGO]

Pioneer Variable Contracts Trust

Pioneer Mid-Cap Value VCT Portfolio -- Class II Shares



                                                               ANNUAL REPORT

                                                               December 31, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents

Pioneer Mid-Cap Value VCT Portfolio

 Portfolio and Performance Update              2

 Portfolio Management Discussion               3

Schedule of Investments

 Pioneer Mid-Cap Value VCT Portfolio           4

Financial Statements                           7

Notes to Financial Statements                 11

Report of Independent Public Accountants      13

Results of Shareowner Meeting                 14

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 12/31/00
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[Start Pie Chart]

U.S. Common Stocks                            89.6%
Short-Term Cash Equivalents                    5.6%
International Common Stocks                    4.1%
Depositary Receipts for International Stocks   0.7%

[End Pie Chart]

Sector Distribution
(As a percentage of equity holdings)

[Start Pie Chart]

Technology             17%
Financial              17%
Consumer Cyclicals     14%
Utilities              12%
Consumer Staples        9%
Health Care             8%
Capital Goods           7%
Energy                  7%
Basic Materials         5%
Communication Services  4%

[End Pie Chart]

--------------------------------------------------------------------------------
Five Largest Holdings
(As a percentage of equity holdings)

-----------------------------------
  1. NCR Corp.                5.01%
-----------------------------------
  2. Ace Ltd.                 2.24
-----------------------------------
  3. Waste Management Inc.    2.17
-----------------------------------
  4. Imation Corp.            2.00
-----------------------------------
  5. Venator Group, Inc.      1.95
-----------------------------------

Holdings will vary for other periods.
--------------------------------------------------------------------------------
Prices and Distributions -- Class II Shares

                            12/31/00   5/1/00
Net Asset Value per Share   $ 17.75    $ 16.89

Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 12/31/00)      Dividends   Capital Gains   Capital Gains
                         $ 0.125     $ -             $ 1.089

--------------------------------------------------------------------------------
Performance of a $10,000 Investment -- Class II Shares

The following chart shows the value of an investment made in Pioneer Mid-Cap Value VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[Start Line Chart]

                       Pioneer
                       Mid-Cap
                      Value VCT       S&P 500
                      Portfolio*       Index
  5/1/2000             $10,000        $10,000
                        10,053          9,675
 6/30/2000               9,815          9,935
                         9,860          9,773
 8/31/2000              10,645         10,366
                        10,504          9,839
10/31/2000              10,754          9,790
                        10,453          9,006
12/31/2000              11,335          9,070

[End Line Chart]

The S&P 500 Index is an unmanaged mea-
sure of 500 widely held common stocks
listed on the New York Stock Exchange,
American Stock Exchange and over-the-
counter markets. Index returns are calcu-lated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

[Start Side Bar]

Class II Shares
Cumulative
Total Return
(As of December 31, 2000)
----------------------------
Net Asset Value*
----------------------------

Period
Life-of-Class   13.35%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

[End Side Bar]


2 Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/00
--------------------------------------------------------------------------------

[Start Side Bar]

On May 1, 2000, the name of Capital Growth Portfolio changed to Pioneer Mid-Cap Value VCT Portfolio. Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuation than securities of larger companies.

[End Side Bar]

In the following interview, Rod Wright, the portfolio manager of Pioneer Mid-Cap Value VCT Portfolio, discusses the recent market environment and the Portfolio's performance during the abbreviated seven-month period ended December 31, 2000. The Portfolio's Class II Shares were first offered on May 1, 2000.

Q:  How did the fund perform?

A: For the seven months ended December 31, 2000, the Portfolio's Class II shares returned 13.35% at net asset value. In comparison, the S&P 400 MidCap Index rose 9.41%, while the Standard and Poor's 500 Index fell 10.87% and the Nasdaq Composite Index fell 27.27% in the same period.

Q:  What factors influenced fund performance?

A: In a generally favorable environment for mid-cap value stocks, the Portfolio's investments in the health care, energy, utilities, and financial sectors worked particularly well. While some of our holdings in the volatile technology sector dampened performance, the fund did not have a substantial exposure to this area. At the close of the reporting period, we held a weighting of 16.4%, compared to 21.2% in the S&P MidCap 400 Index. Further, about half of our tech holdings were value-oriented companies that offered compelling turnaround stories. Several positions, including Sunguard Data Services and NCR - the Portfolio's number one holding - rose significantly during the period.

Q: Within the sectors that helped Portfolio performance, what were some individual companies that performed particularly well?

A: Our holdings in the health care sector generally produced strong returns, led by hospital management companies such as Health Management Associates and HCA. We also benefited from an overweight position in energy stocks, which were boosted by rising oil and natural gas prices. However, we took advantage of higher valuations early in the fourth quarter by trimming many of our holdings in the sector. Among the Portfolio's successful investments were two exploration and production companies, Anadarko Petroleum and Apache Corp. We have since sold our position in Anadarko and substantially reduced our holdings in Apache. Deepwater drilling companies such as R&B Falcon and Ocean Energy were also strong contributors over the year.

    Meanwhile, utility companies had been out of favor for over a year until market volatility - and investors' subsequent flight to stocks with more stable earnings - led to a rally in the sector. Among our best-performing investments in this area were DPL, Inc. and Reliant Energy, Inc., a diversified company involved in gas and energy distribution. In the financial sector, we benefited from our positions in TCF Financial Corp., a Minnesota-based bank, and Washington Mutual, a major savings and loan. We also captured some of the growth in the property and casualty insurance industry through holdings in Ace and XL Capital, two Bermuda-based reinsurance companies.

    On the negative side, the Portfolio's performance was also hurt by several of its retail holdings, including Kmart and Office Max. Kmart, which we no longer own, had difficulty competing against companies such as Walmart and Target. Office Max, which has also been sold, was hurt by heavy competition and slowing computer sales.

Q:  What is your outlook for mid-cap value stocks?

A: We are positive on the group, as we continue to find high-quality, reasonably valued companies with excellent fundamentals. We believe that there are a growing number of investment opportunities in the mid-cap value sector, and will strive to use market volatility as an opportunity to purchase good companies at attractive prices.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/00
--------------------------------------------------------------------------------

Shares                                                 Value
            COMMON STOCK - 94.4%
            Basic Materials - 4.5%
            Aluminum - 0.9%
   30,000   Alcoa, Inc.                             $  1,005,000
                                                    ------------
            Chemicals - 1.1%
   29,000   IMC Global, Inc                         $    451,313
   22,000   Rohm & Haas Co.                              798,875
                                                    ------------
                                                    $  1,250,188
                                                    ------------
            Chemicals (Specialty) - 1.1%
   84,000   Wellman, Inc.                           $  1,186,500
                                                    ------------
            Paper & Forest Products - 1.4%
   29,000   Bowater, Inc.                           $  1,634,875
                                                    ------------
            Total Basic Materials                   $  5,076,563
                                                    ------------
            Capital Goods - 6.8%
            Aerospace/Defense - 1.2%
   17,000   General Dynamics Corp.                  $  1,326,000
                                                    ------------
            Electrical Equipment - 0.4%
   32,000   American Power Conversion Corp.*        $    396,000
    2,300   Molex Inc.                                    81,650
                                                    ------------
                                                    $    477,650
                                                    ------------
            Machinery (Diversified) - 2.1%
   18,500   Deere & Co.                             $    847,531
   58,600   Kaydon Corp.                               1,457,675
                                                    ------------
                                                    $  2,305,206
                                                    ------------
            Metal Fabricators - 1.0%
   58,000   Brush Engineered Materials Inc.         $  1,170,875
                                                    ------------
            Waste Management - 2.1%
   83,000   Waste Management Inc                    $  2,303,250
                                                    ------------
            Total Capital Goods                     $  7,582,981
                                                    ------------
            Communication - 3.6%
            Telephone - 3.6%
   21,000   Alltel Corp.                            $  1,311,188
   39,000   BroadWing Inc.*                              889,688
   29,000   Century Telephone Enterprises, Inc.        1,036,750
    9,000   Telephone and Data Systems, Inc.             810,000
                                                    ------------
                                                    $  4,047,626
                                                    ------------
            Total Communication                     $  4,047,626
                                                    ------------
            Consumer Cyclicals - 12.7%
            Auto Parts & Equipment - 1.1%
   21,000   ITT Industries, Inc.                    $    813,750
   15,500   Lear Corp.*                                  384,594
                                                    ------------
                                                    $  1,198,344
                                                    ------------
            Household Furnishings & Appliances - 0.7%
   24,400   Ethan Allen Interiors, Inc.             $    817,400
                                                    ------------
            Leisure Time (Products) - 1.6%
  127,000   Mattel, Inc.                            $  1,833,880
                                                    ------------
            Publishing - 0.2%
   21,000   Primedia, Inc.*                         $    250,688
                                                    ------------

Shares                                                 Value
            Retail (Computers & Electronics) - 1.0%
   25,000   Best Buy Co., Inc.*                     $    739,063
    8,000   Radioshack Corp.                             342,500
                                                    ------------
                                                    $  1,081,563
                                                    ------------
            Retail (Discounters) - 1.1%
   58,200   Family Dollar Stores, Inc.              $  1,247,663
                                                    ------------
            Retail (Specialty) - 3.0%
   53,000   Borders Group, Inc.*                    $    619,438
   76,800   Cole National Corp.*                         662,400
  133,000   Venator Group, Inc.*                       2,061,500
                                                    ------------
                                                    $  3,343,338
                                                    ------------
            Retail (Specialty-Apparel) - 0.3%
   12,000   AnnTaylor Stores Corp.*                 $    299,250
                                                    ------------
            Services (Commercial & Consumer) - 3.2%
   31,000   IMS Health Inc.                         $    837,000
   54,000   Regis Corp.                                  783,000
   46,000   Sabre Group Holdings, Inc.                 1,983,750
                                                    ------------
                                                    $  3,603,750
                                                    ------------
            Textiles (Apparel) - 0.5%
   18,500   Jones Apparel Group, Inc.*              $    595,469
                                                    ------------
            Total Consumer Cyclicals                $ 14,271,345
                                                    ------------
            Consumer Staples - 8.8%
            Broadcasting (Cable/Television/Radio) - 1.9%
    8,000   Cablevision Systems Corp.*              $    679,500
   31,000   Fox Entertainment Group, Inc.*               554,125
   48,400   USA Networks Inc.*                           940,775
                                                    ------------
                                                    $  2,174,400
                                                    ------------
            Entertainment - 0.6%
   13,000   Viacom, Inc. (Class B) (Non-voting)*    $    607,750
                                                    ------------
            Foods - 1.7%
   10,000   ConAgra, Inc.                           $    261,603
   18,700   Hershey Foods Corp.                        1,203,813
   15,000   Ralston-Ralston Purina Group                 391,875
                                                    ------------
                                                    $  1,857,291
                                                    ------------
            Restaurants - 2.2%
  102,100   Lone Star Steakhouse & Saloon, Inc.     $    982,713
   45,500   Tricon Global Restaurants, Inc.*           1,501,500
                                                    ------------
                                                    $  2,484,213
                                                    ------------
            Retail Stores (Food Chains) - 0.7%
   30,000   Kroger Co.*                             $    811,875
                                                    ------------
            Services (Employment) - 0.5%
  147,000   Modis Professional Services Inc.*       $    606,375
                                                    ------------
            Specialty Printing - 1.2%
   94,800   John H. Harland Co.                     $  1,339,050
                                                    ------------
            Total Consumer Staples                  $  9,880,954
                                                    ------------
            Energy - 6.7%
            Oil (Domestic Integrated) - 0.8%
   30,000   Conoco, Inc.                            $    858,750
                                                    ------------


4 The accompanying notes are an integral part of these financial statements.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                   Value
           Oil & Gas (Drilling & Equipment) - 2.4%
  70,000   R&B Falcon Corp.*                         $   1,605,625
  24,000   Weatherford International, Inc.*              1,134,000
                                                     -------------
                                                     $   2,739,625
                                                     -------------
           Oil & Gas (Refining & Marketing) - 0.8%
  24,900   Tosco Corp.                               $     845,044
                                                     -------------
           Oil & Gas (Production/Exploration) - 2.7%
   8,000   Apache Corp.                              $     560,500
  27,000   Burlington Resources, Inc.                    1,363,500
  65,000   Ocean Energy Inc.*                            1,129,375
                                                     -------------
                                                     $   3,053,375
                                                     -------------
           Total Energy                              $   7,496,794
                                                     -------------
           Financials - 15.7%
           Banks (Regional) - 3.2%
  25,000   Marshall & Ilsley Corp.                   $   1,270,750
  35,800   North Fork Bancorporation, Inc                  879,338
   4,000   SouthTrust Corp.                                146,000
  28,400   TCF Financial Corp.                           1,265,575
                                                     -------------
                                                     $   3,561,663
                                                     -------------
           Consumer Finance - 2.3%
  35,000   Countrywide Credit Industries, Inc.       $   1,758,750
  13,000   The PMI Group, Inc.                             879,938
                                                     -------------
                                                     $   2,638,688
                                                     -------------
           Financial (Diversified) - 2.0%
  10,620   Axa Financial, Inc. (A.D.R.)              $     762,649
  19,000   John Hancock Financial Services, Inc.*          714,875
  24,500   Indymac Bancorp, Inc.*                          722,750
                                                     -------------
                                                     $   2,200,274
                                                     -------------
           Insurance (Life/Health) - 0.3%
   4,000   Jefferson-Pilot Corp.                     $     299,000
                                                     -------------
           Insurance (Multi-Line) - 0.3%
   6,000   Nationwide Financial Services, Inc.       $     285,000
                                                     -------------
           Insurance (Property/Casualty) - 5.4%
  56,000   Ace Ltd.                                  $   2,376,500
  21,000   Allmerica Financial Corp.                     1,522,500
  21,000   Exel Ltd.*                                    1,834,875
   6,000   Partnerre Ltd.                                  366,000
                                                     -------------
                                                     $   6,099,875
                                                     -------------
           Investment Bank/Brokerage - 0.4%
  62,900   E*Trade Group, Inc.*                      $     463,888
                                                     -------------
           Savings & Loan Companies - 1.8%
  31,000   Charter One Financial, Inc.               $     895,125
  21,000   Washington Mutual, Inc.                       1,114,313
                                                     -------------
                                                     $   2,009,438
                                                     -------------
           Total Financials                          $  17,557,826
                                                     -------------
           Health Care - 7.5%
           Biotechnology - 0.6%
  10,500   Biogen, Inc.*                             $     630,656
                                                     -------------

Shares                                                   Value
           Health Care (Drugs-Generic & Other) - 0.8%
  35,500   Mylan Laboratories Inc.                   $     894,156
                                                     -------------
           Health Care (Medical Products/Supplies) - 2.0%
  50,300   APOGENT*                                  $   1,031,150
  22,200   Bausch & Lomb, Inc.                             897,713
  16,766   Sybron Dental Specialities*                     282,926
                                                     -------------
                                                     $   2,211,789
                                                     -------------
           Health Care (Hospital Management) - 2.5%
  43,000   HCA-The Healthcare Company                $   1,892,430
  46,500   Health Management Associates, Inc.*             964,875
                                                     -------------
                                                     $   2,857,305
                                                     -------------
           Health Care (Managed Care) - 1.0%
  10,000   Wellpoint Health Networks Inc.*           $   1,152,500
                                                     -------------
           Health Care (Specialized Services) - 0.6%
  12,000   Lincare Holdings Inc.*                    $     684,750
                                                     -------------
           Total Health Care                         $   8,431,156
                                                     -------------
           Technology - 16.4%
           Communications Equipment - 1.4%
  58,000   Avaya Inc.*                               $     598,125
  32,500   Harris Corp.                                    995,313
                                                     -------------
                                                     $   1,593,438
                                                     -------------
           Computer (Hardware) - 4.7%
 108,000   NCR Corp.*                                $   5,305,500
                                                     -------------
           Computers (Networking) - 0.1%
   9,000   Cabletron Systems, Inc.*                  $     135,563
                                                     -------------
           Computers (Software & Services) - 2.8%
  16,000   Entrust Technologies Inc.*                $     208,000
  16,000   Peregrine Systems, Inc.*                        316,000
  14,200   RSA Security Inc.*                              750,825
  16,000   Synopsys, Inc.*                                 759,000
  32,200   Symantec Corp.*                               1,074,675
                                                     -------------
                                                     $   3,108,500
                                                     -------------
           Computers (Peripherals) - 1.2%
 108,000   Storage Technology Corp.*                 $     972,000
  24,500   Xircom Inc.*                                    379,750
                                                     -------------
                                                     $   1,351,750
                                                     -------------
           Electronics (Semiconductors) - 0.7%
  74,000   Adaptec, Inc.*                            $     758,500
                                                     -------------
           Equipment (Semiconductor) - 0.3%
  23,000   Lam Research Corp.*                       $     333,500
                                                     -------------
           Photography/Imaging - 1.9%
 137,000   Imation Corp.*                            $   2,123,500
                                                     -------------
           Services (Computer Systems) - 1.4%
  44,000   Keane, Inc.*                              $     429,000
  25,000   SunGard Data Systems, Inc.*                   1,178,125
                                                     -------------
                                                     $   1,607,125
                                                     -------------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/00                                     (continued)
--------------------------------------------------------------------------------

Shares                                             Value
           Services (Data Processing) - 1.9%
  20,200   DST Systems, Inc.*                   $  1,353,400
  25,600   Equifax Inc.                              734,400
                                                ------------
                                                $  2,087,800
                                                ------------
           Total Technology                     $ 18,405,176
                                                ------------
           Utilities - 11.7%
           Electric Companies - 7.9%
  25,000   Allegheny Energy, Inc.               $  1,204,688
  17,000   Constellation Energy Group                766,063
  44,100   CMS Energy Corp.                        1,397,419
  20,000   Citizens Utilities Co. (Class B)*         262,500
  35,600   DPL, Inc.                               1,181,475
  17,000   DQE, Inc.                                 556,750
  25,100   DTE Energy Co.                            977,331
  17,000   Houston Industries, Inc.                  736,313
  14,200   Kansas City Power & Light Co.             389,613
  29,000   NSTAR                                   1,243,375
   6,300   Southern Energy, Inc.*                    178,369
                                                ------------
                                                $  8,893,896
                                                ------------
           Natural Gas - 3.0%
  27,000   El Paso Energy Corp.                 $  1,933,875
  35,000   KeySpan Energy Corp.                    1,483,125
                                                ------------
                                                $  3,417,000
                                                ------------
           Power Producers (Independent) - 0.8%
  35,000   Orion Power Holdings, Inc.*          $    861,865
                                                ------------
           Total Utilities                      $ 13,172,761
                                                ------------
           TOTAL COMMON STOCK
           (Cost $90,605,684)                   $105,923,182
                                                ------------

Principal
Amount
              TEMPORARY CASH INVESTMENT - 5.6%
              Repurchase Agreement - 5.6%
$6,300,000    Credit Suisse First Boston Group, Inc., 6.15%
              dated
              12/29/00, repurchase price of $6,300,000 plus
              accrued interest on 1/02/01, collateralized by
              $5,071,000 U.S. Treasury Bonds, 10.75%,
              8/15/05
              TOTAL TEMPORARY CASH INVESTMENT - 5.6%
              (Cost $6,300,000)                 $  6,300,000
                                                ------------
              TOTAL INVESTMENT IN SECURITIES AND
              TEMPORARY CASH INVESTMENT - 100%
              (Cost $96,905,684)                $112,223,182
                                                ------------

*  Non-income producing security.

6  The accompanying notes are an integral part of these financial statements.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              5/1/00
                                                                                                to
CLASS II (a)                                                                                 12/31/00
Net asset value, beginning of period                                                          $ 16.89
                                                                                              -------
Increase from investment operations:
 Net investment income                                                                        $  0.07
 Net realized and unrealized gain on investments                                                 2.01
                                                                                              -------
 Net decrease from investment operations                                                         2.08
Distributions to shareowners:
 Net investment income                                                                          (0.13)
 Net realized gain                                                                              (1.09)
                                                                                              -------
  Net increase in net asset value                                                             $  0.86
                                                                                              -------
Net asset value, end of period                                                                $ 17.75
                                                                                              -------
Total return*                                                                                   13.35%
Ratio of net expenses to average net assets                                                      1.01%**
Ratio of net investment income to average net assets                                             0.37%**
Portfolio turnover rate                                                                            85%**
Net assets, end of period (in thousands)                                                      $ 1,943
Ratio assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.01%**
 Net investment income                                                                           0.37%**
Ratio assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    1.01%**
 Net investment income                                                                           0.37%**

(a) Class II shares were first publicly offered May 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized.

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
BALANCE SHEET 12/31/00
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including temporary cash investment of $6,300,000)
  (cost $96,905,684)                                                                         $ 112,223,182
 Receivables -
  Investment securities sold                                                                     1,260,358
  Fund shares sold                                                                               1,364,173
  Dividends and interest and foreign taxes withheld                                                 88,197
 Other                                                                                              38,254
                                                                                             -------------
   Total assets                                                                              $ 114,974,164
                                                                                             -------------
LIABILITIES:
 Payables -
  Investment securities purchased                                                            $   1,387,309
  Fund shares repurchased                                                                           49,001
 Due to bank                                                                                        21,391
 Due to affiliates                                                                                  62,489
 Accrued expenses                                                                                   44,372
                                                                                             -------------
   Total liabilities                                                                         $   1,564,562
                                                                                             -------------
NET ASSETS:
 Paid-in capital                                                                             $  89,152,932
 Accumulated undistributed net investment income                                                   712,379
 Accumulated net realized gain on investments                                                    8,226,793
 Net unrealized gain on investments                                                             15,317,498
                                                                                             -------------
   Total net assets                                                                          $ 113,409,602
                                                                                             -------------
NET ASSET VALUE PER SHARE:
 (Unlimited number of shares authorized)
  Class I (based on $111,466,316/6,267,399 shares)                                           $       17.79
                                                                                             -------------
  Class II (based on $1,943,286/109,491 shares)                                              $       17.75
                                                                                             -------------


8  The accompanying notes are an integral part of these financial statements.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 12/31/00
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $245)        $1,261,636
 Interest                                                    322,470
                                                          ----------
                                                                         $ 1,584,106
                                                                         -----------
EXPENSES:
 Management fees                                          $  733,880
 Transfer agent fees                                             651
 Distribution fees (Class II)                                  2,289
 Administrative fees                                          30,055
 Custodian fees                                               71,651
 Professional fees                                            23,883
 Printing                                                      7,868
 Fees and expenses of nonaffiliated trustees                   1,895
 Miscellaneous                                                    40
                                                          ----------
   Total expenses                                                        $   872,212
   Less fees paid indirectly                                                    (290)
                                                                         -----------
   Net expenses                                                          $   871,922
                                                                         -----------
    Net investment income                                                $   712,184
                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                        $ 8,947,046
 Change in net unrealized gain on investments                              8,855,890
                                                                         -----------
  Net gain on investments                                                $17,802,936
                                                                         -----------
  Net increase in net assets resulting from operations                   $18,515,120
                                                                         -----------


 The accompanying notes are an integral part of these financial statements.    9

Pioneer Mid-Cap Value VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Year             Year
                                                                              Ended            Ended
                                                                            12/31/00         12/31/99
FROM OPERATIONS:
Net investment income                                                    $     712,184    $     883,670
Net realized gain on investments                                             8,947,046        7,085,784
Change in net unrealized gain on investments                                 8,855,890        5,641,059
                                                                         -------------    -------------
  Net increase in net assets resulting from operations                   $  18,515,120    $  13,610,513
                                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                 $    (816,800)   $    (973,218)
 Class II                                                                       (9,592)               -
Net realized gain
 Class I                                                                    (7,092,615)               -
 Class II                                                                      (83,291)               -
                                                                         -------------    -------------
  Total distributions to shareholders                                    $  (8,002,298)   $    (973,218)
                                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $  13,465,491    $  16,620,793
Reinvestment of distributions                                                8,002,299          973,218
Cost of shares repurchased                                                 (39,097,233)     (23,064,581)
                                                                         -------------    -------------
  Net decrease in net assets resulting from fund share transactions      $ (17,629,443)   $  (5,470,570)
                                                                         -------------    -------------
  Net increase (decrease) in net assets                                  $  (7,116,621)   $   7,166,725
                                                                         -------------    -------------
NET ASSETS:
Beginning of year                                                          120,526,223      113,359,498
                                                                         -------------    -------------
End of year (including accumulated undistributed net investment income
 of $712,379 and $1,047,541, respectively)                               $ 113,409,602    $ 120,526,223
                                                                         -------------    -------------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen diversified and non-diversified separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Diversified Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer
   Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Non-diversified Portfolios:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer High-Yield VCT Portfolio (High Yield Portfolio).

   Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

   The investment objective of Mid-Cap Value Portfolio is to seek current income as well as long term capital growth.

   The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2000, the Fund reclassified $549 from paid-in capital and $220,954 from accumulated undistributed net investment income to accumulated net realized gain on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   In order to comply with federal income tax regulations the Fund has designated $9,330,438 as a capital gain dividend for purposes of the dividend paid deduction.

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00                               (continued)
--------------------------------------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its fund shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Portfolio, and is a majority owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2000, $62,054 was payable to PIM related to management fees, administrative fees, and certain other services.

3. Transfer Agent

Pioneering Services Corporation (PSC), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. Included in due to affiliates is $75 in transfer agent fees payable to PSC at December 31, 2000.

4. Distribution Plan

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Trust and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $360 in distribution fees payable to PFD at December 31, 2000.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the year ended December 31, 2000, the Portfolio's expenses were reduced by $290, under such arrangements.

6. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2000, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
                      Unrealized        Unrealized
 Tax Cost            Appreciation      Depreciation        Net Appreciation
--------------------------------------------------------------------------------
$ 98,554,096         22,240,467        (8,571,381)               13,669,086
--------------------------------------------------------------------------------

7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2000, were $91,377,774 and $118,475,627, respectively.

8. Capital Shares

At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------------------
                                     '00 Shares          '00 Amount       '99 Shares        '99 Amount
 Class I:
 Shares sold                            720,014        $ 11,638,379        1,046,011       $16,620,793
 Reinvestment of distributions          511,605           7,909,415           59,093           973,218
 Shares repurchased                  (2,378,323)        (38,995,914)      (1,512,021)      (23,064,581)
                                     ----------        ------------       ----------       -----------
 Net decrease                        (1,146,704)       $(19,448,120)        (406,917)      $(5,470,570)
                                     ----------        ------------       ----------       -----------
 Class II:
 Shares sold                            109,715        $  1,827,112
 Reinvestment of distributions            6,008              92,884
 Shares repurchased                      (6,232)           (101,319)
                                     ----------        ------------
 Net increase                           109,491        $  1,818,677
                                     ----------        ------------
-------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Variable Contracts
Trust:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Mid-Cap Value VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and Class II financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluting the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Mid-Cap Value VCT Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP



Boston, Massachusetts
February 9, 2001

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On September 11, 2000, Pioneer Variable Contracts Trust held a special meeting of shareowners to approve a new management contract between the portfolios and Pioneer Investment Management, Inc., the portfolios' investment adviser. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. The new management contract took effect when UniCredito Italiano S.p.A. completed its acquisition of The Pioneer Group, Inc. on October 24, 2000. Here are the detailed results of the votes.

Pioneer Mid-Cap Value VCT Portfolio

Proposal 1 - To approve a new management contract.

 Affirmative               Against            Abstain
------------               -------            -------
6,332,389.930            273,677.955        441,097.979

Proposal 2 - To elect trustees.

Nominee                  Affirmative          Withheld
-------                  -----------          --------
M.K. Bush                6,764,181.113        282,984.751
J.F. Cogan, Jr.          6,768,017.438        279,148.426
Dr. R. H. Egdahl         6,771,244.651        275,921.213
M.B.W. Graham            6,768,062.232        279,103.632
M.A. Piret               6,771,609.688        275,556.176
D.D. Tripple             6,772,102.841        275,063.023
S.K. West                6,773,657.509        273,508.355
J. Winthrop              6,772,271.292        274,894.572

[PIONEER Investments(R) LOGO]

Pioneer Variable Contracts Trust

Officers

John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary

Trustees

John F. Cogan, Jr., Chairman
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Mary K. Bush
Margaret B.W. Graham
Stephen K. West
John Winthrop


Investment Adviser

Pioneer Investment Management, Inc.


Custodian

Brown Brothers Harriman & Co.


Legal Counsel

Hale and Dorr LLP


Independent Public Accountants

Arthur Andersen LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.


                                                                    9669-00-0201